Equity Incentive Plan - Vested Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of vested shares | Ocean Rig UDW
Number of vested shares
Balance at beginning of year	162,633	2,500
Granted and vested	111,585	117,133
Non vested shares granted in prior years and vested in year	93,558	43,000
Granted and vested shares in prior years, but cancelled during 2014	(58,324)
Balance at end of year	309,452	162,633
Number of vested shares | Dryships Inc.
Number of vested shares
Balance at beginning of year	9,936,355	8,598,021	6,092,871
Granted and vested	400,000	333,334
Non vested shares granted in prior years and vested in year	1,333,333	1,005,000	2,505,150
Balance at end of year	11,669,688	9,936,355	8,598,021
Weighted average grant date fair value per vested shares | Ocean Rig UDW
Weighted average grant date fair value per vested shares
Balance at beginning of year	16.90	16.50
Granted and vested	17.39	17.18
Non vested shares granted in prior years and vested in current year	17.2	16.16
Granted and vested shares in prior years, but cancelled during 2014	16.63
Balance at end of year	17.22	16.90
Weighted average grant date fair value per vested shares | Dryships Inc.
Weighted average grant date fair value per vested shares
Balance at beginning of year	12.66	13.91	17.23
Granted and vested	3.26	2.01
Non vested shares granted in prior years and vested in current year	4.63	5.50	5.83
Balance at end of year	11.42	12.66	13.91